Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 156,755	$ 154,942
Prepaid expenses and other current assets	286,912	321,590
Total current assets	443,667	476,532
Marketable securities held in Trust Account	57,383,990	57,340,207
Total assets	57,827,657	57,816,739
Current liabilities:
Accounts payable and accrued expenses	1,716,790	687,531
Total current liabilities	1,716,790	687,531
Convertible promissory notes, related party	800,000
Warrant liability	61,865	170,867
Deferred underwriting commissions	1,500,000	1,500,000
Total liabilities	4,078,655	2,358,398
Common stock subject to possible redemption, par value $0.0001, 100,000,000 shares authorized; 5,733,920 shares outstanding	54,618,164	52,323,289
Stockholders’ equity:
Preferred stock, par value $0.0001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.0001, 100,000,000 shares authorized; 1,728,078 shares issued and outstanding	173	173
Additional paid-in capital	2,049,589	4,262,491
Accumulated deficit	(2,918,924)	(1,127,612)
Total stockholders’ equity (deficit)	(869,162)	3,135,052
Total liabilities, redeemable common stock and stockholders’ equity (deficit)	$ 57,827,657	57,816,739
As Previously Reported [Member]
Current assets:
Cash		154,942
Prepaid expenses and other current assets		321,590
Total current assets		476,532
Marketable securities held in Trust Account		57,340,207
Total assets		57,816,739
Current liabilities:
Accounts payable and accrued expenses		687,531
Warrant liability		170,867
Total current liabilities		858,398
Deferred underwriting commissions		1,500,000
Total liabilities		2,358,398
Common stock subject to possible redemption, par value $0.0001, 100,000,000 shares authorized; 5,733,920 shares outstanding		52,323,289
Stockholders’ equity:
Preferred stock, par value $0.0001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.0001, 100,000,000 shares authorized; 1,728,078 shares issued and outstanding		173
Additional paid-in capital		4,262,491
Accumulated deficit		(1,127,612)
Total stockholders’ equity (deficit)		3,135,052
Total liabilities, redeemable common stock and stockholders’ equity (deficit)		$ 57,816,739